                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                               RULE 24f-2 NOTICE
                                      FOR

                                  MAS FUNDS
                                  ---------
                            (NAME OF REGISTRANT)

                              ONE TOWER BRIDGE
                      WEST CONSHOHOCKEN, PA 19428-0868
           ------------------------------------------------------
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


                           SHARES OF COMMON STOCK
                           ----------------------
         (Title of securities with respect to which Notice is filed)

                       File Nos. 2-89729 and 811-3980
                       ------------------------------

The following information is required pursuant to Rule 24f-2(b)(1):
         (i). Fiscal year for which Notice is filed:
              --------------------------------------

              October 1, 1994 through September 30, 1995

         (ii). Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but remained unsold at the beginning of such fiscal year:
-------------------------------------------------------------------

                 NONE.

         (iii). Amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:
-------------------------------------------------------------------

                 NONE.

      (iv). Number and amount of securities sold during such fiscal year:*
---------------------------------------------------------------------

                                           Number of Shares          Aggregate Sales Price
                                           ----------------          ---------------------
      Equity:                                    17,167,033              $  370,922,234

      Select Equity:                                411,289              $    4,846,722

      Value:                                     22,270,491              $  302,388,303

      Small Cap Value:                            6,533,131              $  109,078,160

      Mid Cap Value:                                372,909              $    4,259,492

      Mid Cap Growth:                             4,693,154              $   78,990,519

      International Equity:                      25,438,180              $  315,861,900

      Emerging Markets:                           3,650,382              $   39,404,756

      Balanced:                                   4,108,139              $   50,016,971

      Multi Asset Class:                          5,044,574              $   52,540,705

      Fixed Income:                              38,849,888              $  431,733,911

      Domestic Fixed Income:                      3,820,420              $   39,253,822

      Fixed Income II:                            5,323,645              $   56,651,361

      Special Purpose:                            9,428,083              $  107,479,867

      Global Fixed Income:                        1,376,347              $   14,272,860

      International Fixed:                        7,472,196              $   77,913,384

      Advisory Foreign:                          65,357,669              $  666,543,587

      Limited Duration:                           5,906,576              $   60,552,196

      Intermediate Duration:                      2,204,325              $   22,039,051

      High Yield:                                11,056,444              $   94,944,272

      Mortgage Backed:                              871,558              $    8,451,263

      Advisory Mortgage:                        144,912,427              $1,479,265,099

      Cash Reserves:                             95,028,683              $   95,028,683

      Municipal:                                  1,556,425              $   15,285,830

      PA Municipal:                                 435,586              $    4,149,812

      Growth:                                         0                  $       0

----------------

* Excludes shares issued upon reinvestment of dividends.



          (v). Dollar amount of securities sold and redeemed during such fiscal year in reliance upon registration pursuant to Rule 24f-2 [(iv) minus (iii)]:*
------------------------------------------------------------------

                                         Aggregate Sales Price       Aggregate Redemption Price
                                         ---------------------       --------------------------
Equity:                                         $  370,922,234            ($  287,940,442)
Select Equity:                                  $    4,846,722            ($    9,897,240)
Value:                                          $  302,388,303            ($  289,313,034)
Small Cap Value:                                $  109,078,160            ($   50,543,516)
Mid Cap Value:                                  $    4,259,492            ($      428,240)
Mid Cap Growth:                                 $   78,990,519            ($   89,018,149)
International Equity:                           $  315,861,900            ($  245,454,791)
Emerging Markets:                               $   39,404,756            ($        1,216)
Balanced:                                       $   50,016,971            ($   84,497,823)
Multi Asset Class:                              $   52,540,705            ($   20,123,341)
Fixed Income:                                   $  431,733,911            ($  300,480,491)
Domestic Fixed:                                 $   39,253,822            ($   42,866,979)
Fixed Income II:                                $   56,651,361            ($   26,855,700)
Special Purpose:                                $  107,479,867            ($  160,945,980)
Global Fixed:                                   $   14,272,860            ($    9,504,916)
International Fixed:                            $   77,913,384            ($   33,007,944)
Advisory Foreign:                               $  666,543,587            ($  171,066,122)
Limited Duration:                               $   60,552,196            ($   27,361,582)
Intermediate Duration:                          $   22,039,051            ($    5,000,100)
High Yield:                                     $   94,944,272            ($   74,147,759)
Mortgage Backed:                                $    8,451,263            ($   85,683,338)
Advisory Mortgage:                              $1,479,265,099            ($   80,626,264)
Cash Reserves:                                  $   95,028,683            ($   90,206,517)
Municipal:                                      $   15,285,830            ($   21,754,612)
PA Municipal:                                   $    4,149,812            ($   13,793,052)

Growth:                                        $       0                  ($       0     )
                                               ---------------            ----------------

                 TOTALS                        $ 4,501,874,760            ($2,220,519,148)
                                               ===============            ================
                                                   (A)                           (B)

* Excludes shares issued upon reinvestment of dividends.

CALCULATION: During the fiscal year ended September 30, 1995, pursuant to Rule 24f-2; the TOTAL actual aggregate sales price for which such securities were sold was (A) $4,501,874,760 and the TOTAL actual aggregate redemption price of securities redeemed by the Registrant was (B) $2,220,519,148. No portion of such aggregate redemption price has been applied by Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
((A)$4,501,874,760 - (B)$2,220,519,148) / 2,900 =$786,674.35.
Funds in the amount of $786,674.35 have been wired to the SEC's account at Mellon Bank.

An opinion of counsel with respect to the legality of the above shares accompanies this Notice.

DATED:   November 27, 1995

                                   MAS Funds


                                     By /s/ Douglas W. Kugler
                                       ------------------------------
                                       Douglas W. Kugler
                                       Treasurer

                    [MORGAN, LEWIS & BOCKIUS LLP LETTERHEAD]





                               November 21, 1995



MAS Funds
c/o Miller Anderson & Sherrerd, LLP
One Tower Bridge, Suite 1150
P.O. Box 868
West Conshohocken, PA  19428-0868

                 Re:      Rule 24f-2 Notice for MAS Funds
                          (Registration No. 2-89729)

Ladies and Gentlemen:

MAS Funds (formerly known as the MAS Pooled Trust Fund and hereinafter referred to as the "Fund") is a business trust established under the laws of the Commonwealth of Pennsylvania with its principal place of business in West Conshohocken, Pennsylvania. The Fund is an open-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of beneficial interest, without par value, issued by the Fund in reliance upon Rule 24f-2 for the fiscal year ended September 30, 1995, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the authorization of an unlimited number of shares of beneficial interest, without par value, which have been offered under prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Prospectus").

We are of the opinion that such shares of beneficial interest, when sold and issued in return for the payment described in the Fund's Prospectus, were legally issued, fully paid and non-assessable by the Fund.

The Fund is an entity of the type commonly known as a "Pennsylvania business trust." Under Pennsylvania law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. The By-laws

One Tower Bridge
November 21, 1995
Page 2




of the Fund states that creditors of contractors with and claimants against the Fund shall look only to the assets of the Fund for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Fund on behalf of the Fund. The By-laws of the Fund further provide: (i) for indemnification out of Fund assets for all loss and expense of any shareholder held personally liable for the obligations of the Fund by virtue of ownership of Shares of the Fund; and
(ii) for the Fund to assume the defense of any claim against the shareholder for any act or obligation of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Fund is about to file with the Securities and Exchange Commission.


                                        Very truly yours,


                                        /s/ MORGAN, LEWIS & BOCKIUS LLP


cc:      Ms. Lorraine Truten
         Mr. Douglas Kugler